Condensed Consolidating Financial Information - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	May 10, 2018
Percentage of equity interest	100.00%	100.00%
11.00% Second-Priority Senior Secured Notes
Debt instrument interest rate			11.00%